Consolidated Balance Sheets (Parentheticals) - $ / shares	Oct. 14, 2021	Dec. 31, 2020
Incentive units, shares authorized		156,000,000
Incentive units, shares issued		103,318,325
Incentive units, shares outstanding		85,875,000
VPC IMPACT ACQUISITION HOLDINGS [Member]
Incentive units, shares authorized	20,737,202	20,737,202
Temporary equity par value (in usd per share)	$ 10.00	$ 10.00
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred Stock, Share Outstanding	0	0
Preferred stock, shares issued	0	0
Class A Voting Units
Voting units, shares authorized		413,000,000
Voting units, shares issued		400,000,000
Voting units, shares outstanding		400,000,000
Class B Voting Units
Voting units, shares authorized		212,500,000
Voting units, shares issued		182,500,000
Voting units, shares outstanding		182,500,000
Class C Voting Units
Voting units, shares authorized		284,000,000
Voting units, shares issued		270,270,270
Voting units, shares outstanding		270,270,270
Class A Common Stock | VPC IMPACT ACQUISITION HOLDINGS [Member]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000
Common Class B [Member]
Common stock, shares outstanding	5,184,300	5,184,300
Common Class B [Member] | VPC IMPACT ACQUISITION HOLDINGS [Member]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued (in shares)	5,184,300	5,184,300
Common stock, shares outstanding	5,184,300	5,184,300